UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06600

DWS Value Builder Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Value Builder Fund

	Shares	Value ($)

Common Stocks 75.4%
Consumer Discretionary 4.3%
Media 3.9%
Comcast Corp. "A"*	372,000	6,792,720
R.H. Donnelley Corp.*	67,129	2,448,866

		9,241,586
Specialty Retail 0.4%
Lowe's Companies, Inc.	40,000	904,800
Consumer Staples 8.3%
Food & Staples Retailing 3.0%
Costco Wholesale Corp.	100,400	7,003,904

Tobacco 5.3%
Altria Group, Inc.	165,500	12,508,490
Energy 7.6%
Oil, Gas & Consumable Fuels
Kinder Morgan Management LLC*	250,415	13,256,970
Magellan Midstream Holdings LP	173,700	4,655,160

		17,912,130
Financials 15.3%
Consumer Finance 7.6%
AmeriCredit Corp.*	510,000	6,522,900
Capital One Financial Corp.	120,900	5,713,734
The First Marblehead Corp.	378,857	5,796,512

		18,033,146
Diversified Financial Services 4.5%
Citigroup, Inc.	258,500	7,610,240
Moody's Corp.	82,200	2,934,540

		10,544,780
Thrifts & Mortgage Finance 3.2%
Countrywide Financial Corp.	276,000	2,467,440
Freddie Mac	149,400	5,090,058

		7,557,498
Health Care 18.1%
Health Care Providers & Services 13.8%
Coventry Health Care, Inc.*	163,100	9,663,675
Laboratory Corp. of America Holdings*	36,000	2,719,080
Omnicare, Inc.	155,000	3,535,550
WellPoint, Inc.*	190,300	16,695,019

		32,613,324
Pharmaceuticals 4.3%
Johnson & Johnson	154,000	10,271,800
Information Technology 11.5%
Computers & Peripherals 7.2%
Hewlett-Packard Co.	142,000	7,168,160
International Business Machines Corp.	90,000	9,729,000

		16,897,160
IT Services 4.3%
MasterCard, Inc. "A"	46,000	9,899,200
Redecard SA (GDR) 144A	11,600	375,371

		10,274,571
Telecommunication Services 10.3%
Wireless Telecommunication Services
America Movil SAB de CV "L" (ADR)	74,000	4,542,860
American Tower Corp. "A"*	105,000	4,473,000
Millicom International Cellular SA*	35,000	4,127,900
NII Holdings, Inc.*	105,166	5,081,621
SBA Communications Corp. "A"*	150,000	5,076,000
Virgin Mobile USA, Inc. "A"*	128,000	1,137,920

		24,439,301

Total Common Stocks (Cost $108,847,242)		178,202,490

	Principal Amount ($)	Value ($)

Corporate Bonds 20.0%
Consumer Discretionary 9.8%
Blyth, Inc., 5.5%, 11/1/2013	5,110,000	4,394,600
Clear Channel Communications, Inc., 5.5%, 9/15/2014	1,000,000	762,235
Comcast Corp.:
5.5%, 3/15/2011	1,000,000	1,009,557
6.5%, 1/15/2017	650,000	677,724
Marriott International, Inc., 5.81%, 11/10/2015	5,700,000	5,771,791
MGM MIRAGE:
5.875%, 2/27/2014	2,000,000	1,830,000
6.625%, 7/15/2015	2,500,000	2,343,750
R.H. Donnelley Corp., 6.875%, 1/15/2013	5,900,000	5,280,500
Time Warner, Inc., 6.875%, 5/1/2012	1,000,000	1,053,009

		23,123,166
Consumer Staples 0.1%
Smithfield Foods, Inc., 7.75%, 7/1/2017	150,000	145,125
Energy 0.9%
Kinder Morgan Energy Partners LP, 7.125%, 3/15/2012	2,000,000	2,137,858
Financials 2.4%
American Real Estate Partners LP, 144A, 7.125%, 2/15/2013	1,595,000	1,499,300
AmeriCredit Corp., 144A, 8.5%, 7/1/2015	3,000,000	2,287,500
Capital One Financial Corp., 6.15%, 9/1/2016	250,000	221,837
GMAC LLC, 6.875%, 8/28/2012	2,000,000	1,675,928

		5,684,565
Health Care 0.3%
Coventry Health Care, Inc., 5.875%, 1/15/2012	500,000	508,308
Omnicare, Inc., 6.875%, 12/15/2015	250,000	232,500

		740,808
Industrials 2.9%
Leucadia National Corp., 7.125%, 3/15/2017	2,190,000	2,025,750
Masco Corp., 5.85%, 3/15/2017	400,000	388,077
Norfolk Southern Corp., 5.257%, 9/17/2014	1,367,000	1,355,379
Union Carbide Corp., 6.7%, 4/1/2009	3,000,000	3,014,616

		6,783,822
Information Technology 1.0%
Electronic Data Systems Corp., Series B, 6.5%, 8/1/2013	2,000,000	2,022,310
Hewlett-Packard Co., 5.234% **, 3/1/2012	500,000	490,030

		2,512,340
Materials 0.4%
USG Corp., 7.75%, 1/15/2018	1,000,000	994,505
Telecommunication Services 1.8%
American Tower Corp., 7.5%, 5/1/2012	500,000	515,000
Anixter, Inc., 5.95%, 3/1/2015	1,975,000	1,779,969
GTE Corp., 6.46%, 4/15/2008	2,000,000	2,007,040

		4,302,009
Utilities 0.4%
MidAmerican Energy Holdings Co., Series D, 5.0%, 2/15/2014	1,000,000	972,558

Total Corporate Bonds (Cost $48,596,293)		47,396,756
Repurchase Agreements 6.1%
State Street Bank and Trust Co., 0.8%, dated 12/31/2007, to be repurchased at $14,357,638 on 1/2/2008 (a) (Cost $14,357,000)	14,357,000	14,357,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $171,800,535)	101.5	239,956,246
Other Assets and Liabilities, Net	(1.5)	(3,623,391)

Net Assets	100.0	236,332,855

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2007.

(a)	Collateralized by $10,470,000 US Treasury Bond, 8.5%, maturing 2/15/2020 with a value of $14,644,913.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008